Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes (Textual)
NOL carry-forwards	$ 9,000,000
NOL carry-forwards, expiring date	Dec. 31, 2035
Deferred tax assets NOL carry-forwards	$ 3,100,000	$ 1,910,000
Changes in valuation allowance	$ 1,900,000	$ 1,200,000